Income Taxes	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 5. Income Taxes

The Company had a negative effective tax rate of 10.7% for the three-month period ended March 31, 2017 as compared to a negative effective tax rate of 11.0% for the three-month period ended March 31, 2016. The Company’s effective tax rate was primarily impacted by different geographic mix of earnings and losses.